Share-based payments - Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares
Share incentive plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,585,679	2,585,679	2,493,826	2,493,826
Number of non-vested shares, awarded (in shares)	1,298,578	1,298,578	1,187,887	1,187,887
Number of non-vested shares, forfeited (in shares)	(113,473)	(113,473)	(146,816)	(146,816)
Number of non-vested shares, cancelled	(71,160)	(71,160)	(65,267)	(65,267)
Number of non-vested shares, vested (in shares)	(889,496)	(889,496)	(883,951)	(883,951)
Number of non-vested shares, ending balance (in shares)	2,810,128	2,810,128	2,585,679	2,585,679
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 47.22		£ 43.55
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	49.59		50.37
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	57.02		56.66
Weighted average fair value at grant date, non-vested shares, cancelled | £ / shares	46.21		44.99
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	39.59		39.69
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 50.36		£ 47.22
Share incentive plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,340,705	2,340,705	2,164,568	2,164,568
Number of non-vested shares, awarded (in shares)	1,159,498	1,159,498	1,068,556	1,068,556
Number of non-vested shares, forfeited (in shares)	(144,531)	(144,531)	(155,631)	(155,631)
Number of non-vested shares, cancelled	(61,993)	(61,993)	(46,300)	(46,300)
Number of non-vested shares, vested (in shares)	(712,686)	(712,686)	(690,488)	(690,488)
Number of non-vested shares, ending balance (in shares)	2,580,993	2,580,993	2,340,705	2,340,705
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 95.27		$ 92.31
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		107.86		95.69
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		102.40		96.46
Weighted average fair value at grant date, non-vested shares, cancelled | $ / shares		93.15		86.44
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		86.09		86.96
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 103.11		$ 95.27
– Management Share Awards | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,220,559	1,220,559
Number of non-vested shares, ending balance (in shares)	1,321,207	1,321,207	1,220,559	1,220,559
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 48.82
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 54.05		£ 48.82
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	537,748	537,748	529,054	529,054
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 57.86		£ 54.59
– Management Share Awards | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,150,641	1,150,641
Number of non-vested shares, ending balance (in shares)	1,211,757	1,211,757	1,150,641	1,150,641
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 103.00
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 113.03		$ 103.00
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	476,813	476,813	486,587	486,587
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 121.87		$ 113.18
– Bonus Deferral Awards | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	139,782	139,782
Number of non-vested shares, ending balance (in shares)	102,388	102,388	139,782	139,782
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 55.96
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 55.64		£ 55.96
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	87,475	87,475	136,317	136,317
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 55.43		£ 55.11
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	0	0	23,611	23,611
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 0		£ 55.98
– Bonus Deferral Awards | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	60,862	60,862
Number of non-vested shares, ending balance (in shares)	56,597	56,597	60,862	60,862
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 113.13
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 113.90		$ 113.13
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	23,569	23,569	32,080	32,080
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 123.91		$ 107.78
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	0	0	12,699	12,699
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 113.23
– Global Employee Share Plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,191,738	1,191,738
Number of non-vested shares, ending balance (in shares)	1,350,559	1,350,559	1,191,738	1,191,738
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 44.51
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 46.22		£ 44.51
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	493,187	493,187	478,204	478,204
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 55.05		£ 51.52
– Global Employee Share Plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,129,202	1,129,202
Number of non-vested shares, ending balance (in shares)	1,312,639	1,312,639	1,129,202	1,129,202
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 86.43
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 93.50		$ 86.43
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	374,232	374,232	337,782	337,782
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 118.12		$ 104.82
– UK Share Plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	33,600	33,600
Number of non-vested shares, ending balance (in shares)	35,974	35,974	33,600	33,600
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 49.05
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 54.68		£ 49.05
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	6,791	6,791	12,176	12,176
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 53.28		£ 55.20
– UK Share Plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	0	0	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 0
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 0		$ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0